UNITED STATES	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2012- June 30, 2013

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22444

Reporting Period: 07/01/2012 - 06/30/2013

Western Asset High Yield Defined Opportunity Fund Inc.

============ Western Asset High Yield Defined Opportunity Fund Inc. ============

CITIGROUP INC.

Ticker:       C              Security ID:  172967424

Meeting Date: APR 24, 2013   Meeting Type: Annual

Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT For       For          Management

1B.   ELECTION OF DIRECTOR: FRANZ B. HUMER    For       For          Management

1C.   ELECTION OF DIRECTOR: ROBERT L. JOSS    For       For          Management

1D.   ELECTION OF DIRECTOR: MICHAEL E.        For       For          Management

      O'NEILL

1E.   ELECTION OF DIRECTOR: JUDITH RODIN      For       For          Management

1F.   ELECTION OF DIRECTOR: ROBERT L. RYAN    For       For          Management

1G.   ELECTION OF DIRECTOR: ANTHONY M.        For       For          Management

      SANTOMERO

1H.   ELECTION OF DIRECTOR: JOAN E. SPERO     For       For          Management

1I.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   For       For          Management

1J.   ELECTION OF DIRECTOR: WILLIAM S.        For       For          Management

      THOMPSON, JR.

1K.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   For       For          Management

      PONCE DE LEON

2.    PROPOSAL TO RATIFY THE SELECTION OF     For       For          Management

      KPMG LLP AS CITI'S INDEPENDENT

      REGISTERED PUBLIC ACCOUNTING FIRM FOR

      2013.

3.    ADVISORY APPROVAL OF CITI'S 2012        For       For          Management

      EXECUTIVE COMPENSATION.

4.    AMENDMENT TO THE CITIGROUP 2009 STOCK   For       For          Management

      INCENTIVE PLAN (RELATING TO DIVIDEND

      EQUIVALENTS).

5.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder

      EXECUTIVES RETAIN A SIGNIFICANT

      PORTION OF THEIR STOCK UNTIL REACHING

      NORMAL RETIREMENT AGE.

6.    STOCKHOLDER PROPOSAL REQUESTING A       Against   Against      Shareholder

      REPORT ON LOBBYING AND GRASSROOTS

      LOBBYING CONTRIBUTIONS.

7.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder

      THE BOARD INSTITUTE A POLICY TO MAKE

      IT MORE PRACTICAL TO DENY

      INDEMNIFICATION FOR DIRECTORS.

--------------------------------------------------------------------------------

HORIZON LINES, INC.

Ticker:       HRZL           Security ID:  44044K309

Meeting Date: JUN 06, 2013   Meeting Type: Annual

Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1..1  DIRECTOR-MARTIN TUCHMAN                 For       For          Management

1..2  DIRECTOR-SAMUEL A. WOODWARD             For       For          Management

2.    TO APPROVE AN AMENDMENT TO THE          For       For          Management

      COMPANY'S RESTATED CERTIFICATE OF

      INCORPORATION TO INCREASE THE NUMBER

      OF AUTHORIZED SHARES OF COMMON STOCK

      OF THE COMPANY FROM 100,000,000 TO

      150,000,000.

3.    TO RATIFY THE ACTION OF THE COMPANY'S   For       For          Management

      AUDIT COMMITTEE IN APPOINTING ERNST &

      YOUNG LLP AS OUR INDEPENDENT

      REGISTERED PUBLIC ACCOUNTING FIRM FOR

      OUR FISCAL YEAR ENDING DECEMBER 22,

      2013.

4.    TO ADOPT AN ADVISORY RESOLUTION TO      For       For          Management

      APPROVE OUR EXECUTIVE COMPENSATION.

--------------------------------------------------------------------------------

REALOGY HOLDINGS CORP

Ticker:       RLGY           Security ID:  75605Y106

Meeting Date: MAY 07, 2013   Meeting Type: ANNUAL

Record Date:  MAR 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director                          FOR       FOR          Management

1.2   Elect Director                          FOR       FOR          Management

1.3   Elect Director                          FOR       FOR          Management

2     Advisory vote to approve Realogy        FOR       FOR          Management

      Holdings executive comensation program

3     Ratifying the appointment of            FOR       FOR          Management

      Pricewaterhouse Coopers LLP

4     Advisory vote on the grequency of the   FOR       FOR          Management

      advisory vote on executive compensation

--------------------------------------------------------------------------------

SEAT PAGINE GIALLE SPA

Ticker:       PGIM           Security ID:  XS0482702395

Meeting Date: JUN 11, 2013   Meeting Type: ANNUAL

Record Date:  MAY 31, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

A     Appointment of the Representative of    FOR       ABSTAIN      Management

      the holders of the non-convertible

      notes " 550,000,000 10 1/2 Senior

      Secured Notes due 2017"

      (rappresentante comune degli

      obbligazionisti) for the fiscal years

      2013-2014-2015 and determination of

      his compensation

--------------------------------------------------------------------------------

SEAT PAGINE GIALLE SPA, MILANO

Ticker:                      Security ID:  T8380HAA2

Meeting Date: JUN 12, 2013   Meeting Type: Ordinary General Meeting

Record Date:  MAY 31, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

CMMT  PLEASE NOTE THAT THIS IS A REVISION     None      Did not vote Management

      DUE TO CHANGE IN MEETING DATE FROM 11

      JUN-2013 TO 12 JUN 2013. IF YOU HAVE

      ALREADY SENT IN YOUR VOTES, PLEASE DO

      NOT RET-URN THIS PROXY FORM UNLESS YOU

      DECIDE TO AMEND YOUR ORIGINAL

      INSTRUCTIONS. THA-NK YOU.

1     Appointment of the Joint                Unknown   Abstain      Management

      Representative of the holders of the

      bonds of the non-convertible

      debentures "EUR 550,000,000" 10 1/2

      senior security note due 2017 for the

      financial years 2013-2015 and decision

      on concerned payment

CMMT  PLEASE NOTE THAT THE ITALIAN LANGUAGE   None      Did not vote Management

      AGENDA IS AVAILABLE BY CLICKING ON THE

      U-RL LINK: https://materials.proxyvote.

      com/Approved/99999

      Z/19840101/NPS_168707.P-DF

CMMT  DELETION OF COMMENT                     None      Did not vote Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset High Yield Defined Opportunity Fund Inc.

By (Signature and Title)*	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chairman, President and Chief Executive Officer

Date	August 16, 2013

* Print the name and title of each signing officer under his or her signature.